Cover	Mar. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the "Amendment") is being filed as an amendment to the Current Report on Form 8-K filed by Bentley Systems, Incorporated (the "Company", "we", "us" and words of similar import) on March 21, 2024 (the "Original Report"). The Original Report was filed with the Securities and Exchange Commission to announce, in relevant part, the transition effective July 1, 2024 of: (i) Nicholas H. Cumins to the position of Chief Executive Officer ("CEO") of the Company; and (ii) Gregory S. Bentley to the position of Executive Chair of the Board of Directors (the "Board") of the Company. At the time of the filing of the Original Report, the terms of Mr. Cumins' compensation in relation to his new position had yet to be definitively determined. This Amendment describes Mr. Cumin's new compensation in the role of CEO, as well as changes to Mr. Bentley's compensation in his role as Executive Chair.
Document Period End Date	Mar. 15, 2024
Entity File Number	001-39548
Entity Registrant Name	BENTLEY SYSTEMS, INCORPORATED
Entity Central Index Key	0001031308
Entity Tax Identification Number	95-3936623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	685 Stockton Drive
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	610
Local Phone Number	458-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	BSY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false